Income from insurance and pension plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross Profit From Insurance And Pension Plans
Written premiums	R$ 85,595,892	R$ 73,123,233	R$ 65,335,387
Supplemental pension plan contributions	3,660,846	3,519,774	3,390,768
Ceded coinsurance premiums	(76,150)	(50,041)	(66,647)
Refunded premiums	(146,107)	(311,191)	(179,660)
Reinsurance premiums paid	(59,488)	(60,614)	(69,347)
Written premiums net of reinsurance and coinsurance	88,974,993	76,221,161	68,410,501
Changes in the provision for insurance	(36,419,429)	(31,005,277)	(27,442,202)
Changes in the provision for private Pension Plans	(2,312,170)	(1,595,690)	(2,540,927)
Changes in the insurance technical provisions and Pension Plans	(38,731,599)	(32,600,967)	(29,983,129)
Reported indemnities	(39,566,899)	(34,054,735)	(27,333,375)
Claims expenses	(49,929)	(82,660)	(32,153)
Recovery of ceded coinsurance	115,616	155,091	150,456
Recovery of reinsurance	36,697	36,999	17,595
Salvage recoveries	814,519	743,126	530,509
Changes in the IBNR provision	(651,725)	(836,766)	(979,399)
Retained claims	(39,301,721)	(34,038,945)	(27,646,367)
Commissions on premiums	(3,374,409)	(3,028,200)	(2,779,012)
Recovery of commissions	4,310	7,055	5,073
Fees	(291,964)	(303,500)	(319,105)
Brokerage expenses - private Pension Plans	(138,062)	(225,921)	(133,786)
Changes in deferred commissions	123,335	42,778	24,532
Selling expenses for insurance and Pension Plans	(3,676,790)	(3,507,788)	(3,202,298)
Gross profit from insurance and Pension Plans	R$ 7,264,883	R$ 6,073,461	R$ 7,578,707